RBC FUNDS TRUST

Access Capital Community Investment Fund

Supplement dated July 30, 2012 to the
Prospectus (“Prospectus”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

John M. Huber no longer serves as Senior Managing Director and Chief Investment Officer–Fixed Income for RBC Global Asset Management (U.S.) Inc.  Accordingly, all references to and information regarding Mr. Huber in the “Portfolio Managers” and “Fund Management” sections of the Prospectus are deleted.

Brian Svendahl and Todd Brux continue to serve the Fund as co-portfolio managers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC U.S. Long Corporate Fund
RBC U.S. Investment Grade Corporate Fund
RBC U.S. High Yield Corporate Fund
RBC U.S. PRisM 1 Fund
RBC U.S. PRisM 2 Fund
RBC U.S. PRisM 3 Fund
RBC U.S. Inflation-Linked Fund
RBC U.S. Securitized Asset Fund

Supplement dated July 30, 2012 to the
Prospectus (“Prospectus”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

John M. Huber no longer serves as Senior Managing Director and Chief Investment Officer–Fixed Income for RBC Global Asset Management (U.S.) Inc.  Accordingly, all references to and information regarding Mr. Huber in the “Portfolio Managers” sections of the Prospectus are deleted.

Susanna Gibbons continues to serve RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, and RBC U.S. High Yield Corporate Fund as lead portfolio manager.

Brian Svendahl continues to serve RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, and RBC U.S. Inflation-Linked Fund as lead portfolio manager.

Todd Brux continues to serve RBC U.S. Securitized Asset Fund as lead portfolio manager.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC U.S. Long Corporate Fund
RBC U.S. Investment Grade Corporate Fund
RBC U.S. High Yield Corporate Fund
RBC U.S. PRisM 1 Fund
RBC U.S. PRisM 2 Fund
RBC U.S. PRisM 3 Fund
RBC U.S. Inflation-Linked Fund
RBC U.S. Securitized Asset Fund

Supplement dated July 30, 2012 to the Statement of Additional
Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

John M. Huber no longer serves as Senior Managing Director and Chief Investment Officer–Fixed Income for RBC Global Asset Management (U.S.) Inc.  Accordingly, all references to and information regarding Mr. Huber are deleted from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC Mid Cap Value Fund
RBC SMID Cap Growth Fund
RBC Enterprise Fund
RBC Small Cap Core Fund
RBC Microcap Value Fund
Access Capital Community Investment Fund

Supplement dated July 30, 2012 to the Statement of Additional
Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

John M. Huber no longer serves as Senior Managing Director and Chief Investment Officer–Fixed Income for RBC Global Asset Management (U.S.) Inc.  Accordingly, all references to and information regarding Mr. Huber are deleted from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

Prime Money Market Fund
Tax-Free Money Market Fund
U.S. Government Money Market Fund

Supplement dated July 30, 2012 to the Statement of Additional
Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

John M. Huber no longer serves as Senior Managing Director and Chief Investment Officer–Fixed Income for RBC Global Asset Management (U.S.) Inc.  Accordingly, all references to and information regarding Mr. Huber are deleted from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund
RBC BlueBay Emerging Market Corporate Bond Fund
RBC BlueBay Global High Yield Bond Fund
RBC BlueBay Global Convertible Bond Fund

Supplement dated July 30, 2012 to the Statement of Additional
Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

John M. Huber no longer serves as Senior Managing Director and Chief Investment Officer–Fixed Income for RBC Global Asset Management (U.S.) Inc.  Accordingly, all references to and information regarding Mr. Huber are deleted from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE